Other Non-Current Liabilities - Additional Information (Detail) - 12 months ended Dec. 31, 2021 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share compensation guaranteed return percentage to eligible employees	5.00%	5.00%
Amendment To Employee Share Incentive Plan One And Two [Member] | Cash Settled Component To Additional Restricted Share Awards [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based award requisite period	3 years	3 years
Amendment To Employee Share Incentive Plan One And Two [Member] | Cash Settled Component To Additional Restricted Share Awards [Member] | Restricted Stock Units (RSUs) [Member] | Cost of Sales [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental share based compensation on account of modification	¥ 282	$ 44
Amendment To Employee Share Incentive Plan One And Two [Member] | Cash Settled Component To Additional Restricted Share Awards [Member] | Restricted Stock Units (RSUs) [Member] | Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental share based compensation on account of modification	1,609	252
Amendment To Employee Share Incentive Plan One And Two [Member] | Cash Settled Component To Additional Restricted Share Awards [Member] | Restricted Stock Units (RSUs) [Member] | Selling and Marketing Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental share based compensation on account of modification	4,613	724
Amendment To Employee Share Incentive Plan One And Two [Member] | Cash Settled Component To Additional Restricted Share Awards [Member] | Restricted Stock Units (RSUs) [Member] | General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental share based compensation on account of modification	¥ 5,050	$ 792